TAXATION - Income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current expense :
Federal	$ 53,236	$ 47,727
State	4,238	7,112
Total current expense:	57,474	54,839
Deferred (benefit) expense:
Federal	(9,353)	(6,912)
State	(4,847)	(536)
Foreign	(14,782)	(1,235)
Change in valuation allowance	14,782	1,235
Total deferred (benefit) expense:	(14,200)	(7,448)
Total income tax expense	43,274	47,391
Interest and penalties	$ 15,458	$ 9,762